GOODWILL AND INTANGIBLE ASSETS - INTANGIBLE ASSETS (Details) - USD ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017
Goodwill [Line Items]
Gross Carrying Amount	$ 7,376	$ 7,327
Accumulated Amortization	(5,156)	(4,855)
Intangible Assets with Indefinite Lives, Gross	29,058	29,042
Brands
Goodwill [Line Items]
Intangible Assets with Indefinite Lives	21,682	21,715
Brands
Goodwill [Line Items]
Gross Carrying Amount	3,146	3,094
Accumulated Amortization	(2,046)	(1,898)
Patents and technology
Goodwill [Line Items]
Gross Carrying Amount	2,617	2,617
Accumulated Amortization	(2,350)	(2,261)
Customer relationships
Goodwill [Line Items]
Gross Carrying Amount	1,372	1,377
Accumulated Amortization	(616)	(564)
Other
Goodwill [Line Items]
Gross Carrying Amount	241	239
Accumulated Amortization	$ (144)	$ (132)